Transition disclosures - Reconciliation of impairment allowance and provisions (Details) £ in Millions	Jan. 01, 2018 GBP (£)
Undrawn contractually committed facilities [member] | Guarantee contracts [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Beginning balance	£ 79
Loans and advances at amortised cost [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Beginning balance	4,652	[1]
Financial assets at fair value through other comprehensive income, category [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Beginning balance	38
On-balance sheet [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Beginning balance	4,690
Impairment and provision [member] | Impairment allowance under IAS 39 or provision under IAS 37 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Beginning balance	4,769
IFRSs 9 [member] | Undrawn contractually committed facilities [member] | Guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Closing/Ending balance	420
IFRSs 9 [member] | Undrawn contractually committed facilities [member] | Guarantee contracts [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	0
Additional impairment allowance	341
IFRSs 9 [member] | Loans and advances at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Closing/Ending balance	7,108	[1]
IFRSs 9 [member] | Loans and advances at amortised cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(52)	[1]
Additional impairment allowance	2,508	[1]
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Closing/Ending balance	3
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(38)
Additional impairment allowance	3
IFRSs 9 [member] | On-balance sheet [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Closing/Ending balance	7,111
IFRSs 9 [member] | On-balance sheet [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(90)
Additional impairment allowance	2,511
IFRSs 9 [member] | Impairment and provision [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Closing/Ending balance	7,531
IFRSs 9 [member] | Impairment and provision [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reclassification impact	(90)
Additional impairment allowance	£ 2,852

[1]	1 Included impairment of £5m for cash collateral and settlement balances and £1m for other assets.